Victory Funds

Victory CEMP US Small Cap Volatility Wtd Index ETF

Victory CEMP International Volatility Wtd Index ETF

Victory CEMP Emerging Market Volatility Wtd Index ETF

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF

Victory CEMP International High Div Volatility Wtd Index ETF

Victory CEMP Emerging Market High Div Volatility Wtd Index ETF

(the “Funds” and each a “Fund”)

each a series of VICTORY PORTFOLIOS II

Supplement dated October 29, 2015 to the

Prospectus dated October 28, 2015

Shares of the Victory CEMP Emerging Market Volatility Wtd Index ETF and Victory CEMP Emerging Market High Div Volatility Wtd Index ETF are not currently being offered to the public.

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This Supplement and the existing Statement of Additional Information dated October 28, 2015, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.